Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Information [Abstract]
Number of reportable segments																	6		4
Segment Reporting Information [Line Items]
Revenue	$ 699,412		$ 696,145		$ 690,473		$ 682,708		$ 671,625		$ 615,365		$ 582,936		$ 586,557		$ 2,768,738		$ 2,456,483		$ 2,278,920
Segment operating income																	812,803		795,346		773,719
General and administrative (including non-cash stock-based compensation expense)																	178,829		148,327		131,709
Facility lease expense																	284,025		274,858		270,905
Depreciation and amortization																	252,281		268,506		292,341
Gain on sale of communities, net																	0		0		(3,298)
Asset impairment																	27,677		16,892		13,075
Loss (gain) on acquisition																	(636)		1,982		0
(Gain) loss on facility lease termination																	(11,584)		0		4,608
Income from operations	11,619	[1]	24,269	[1]	18,528	[1]	26,523	[1]	19,466	[1]	29,142	[1]	28,500	[1]	11,637	[1]	80,939		88,745		64,379
Total interest income																	4,012		3,538		2,238
Total interest expense																	146,783		142,178		145,722
Total expenditures for property, plan and equipment, and leasehold improvements																	208,412		160,131		93,681
Assets by segment	4,665,978								4,466,061								4,665,978		4,466,061		4,530,470
Retirement Centers [Member]
Segment Reporting Information [Line Items]
Revenue																	503,902	[2]	473,842	[2]	463,260	[2]
Segment operating income																	205,585	[3]	198,439	[3]	196,647	[3]
Depreciation and amortization																	61,060		60,275		60,869
Total interest income																	184		311		19
Total interest expense																	29,025		28,444		33,298
Total expenditures for property, plan and equipment, and leasehold improvements																	58,876		45,891		22,760
Assets by segment	1,256,497								1,047,388								1,256,497		1,047,388		1,080,410
Assisted Living [Member]
Segment Reporting Information [Line Items]
Revenue																	1,013,337	[2]	964,585	[2]	945,469	[2]
Segment operating income																	361,184	[3]	339,928	[3]	331,220	[3]
Depreciation and amortization																	81,801		82,843		93,066
Total interest income																	9		18		17
Total interest expense																	57,634		58,453		65,086
Total expenditures for property, plan and equipment, and leasehold improvements																	68,675		43,955		24,687
Assets by segment	1,438,934								1,451,612								1,438,934		1,451,612		1,448,029
CCRCs - Rental [Member]
Segment Reporting Information [Line Items]
Revenue																	385,479	[2]	364,095	[2]	339,920	[2]
Segment operating income																	106,063	[3]	116,849	[3]	108,929	[3]
Depreciation and amortization																	31,205		30,776		30,655
Total interest income																	28		35		29
Total interest expense																	17,336		15,324		15,433
Total expenditures for property, plan and equipment, and leasehold improvements																	21,916		20,615		12,077
Assets by segment	534,220								518,993								534,220		518,993		529,428
CCRCs - Entry Fee [Member]
Segment Reporting Information [Line Items]
Revenue																	285,701	[2]	282,020	[2]	267,441	[2]
Segment operating income																	61,405	[3]	68,550	[3]	64,470	[3]
Depreciation and amortization																	52,840		54,794		56,006
Total interest income																	3,378		2,263		941
Total interest expense																	13,792		20,316		23,867
Total expenditures for property, plan and equipment, and leasehold improvements																	24,890		16,255		16,314
Assets by segment	951,584								1,021,938								951,584		1,021,938		1,096,714
ISC [Member]
Segment Reporting Information [Line Items]
Revenue																	224,517	[2]	205,780	[2]	189,968	[2]
Segment operating income																	47,780	[3]	57,985	[3]	66,862	[3]
Depreciation and amortization																	2,220		1,699		1,169
Total interest income																	0		0		0
Total interest expense																	0		0		0
Total expenditures for property, plan and equipment, and leasehold improvements																	6,037		2,715		4,260
Assets by segment	90,357								78,137								90,357		78,137		67,845
Management Services [Member]
Segment Reporting Information [Line Items]
Revenue																	355,802	[2],[4]	166,161	[2],[4]	72,862	[2],[4]
Segment operating income																	30,786	[3]	13,595	[3]	5,591	[3]
Depreciation and amortization																	23,155		38,119		50,576
Total interest income																	413		911		1,232
Total interest expense																	28,996		19,641		8,038
Total expenditures for property, plan and equipment, and leasehold improvements																	28,018		30,700		13,583
Assets by segment	$ 394,386								$ 347,993								$ 394,386		$ 347,993		$ 308,044

[1]	<table cellpadding="0" cellspacing="0" class="DSPFListTable" style="width: 100%; font-family: 'Times New Roman', Times, serif; font-size: 10pt;"><tr><td style="width: 20pt; font-family: 'Times New Roman', serif; color: #000000; font-size: 10pt; vertical-align: top; align: right;">(1)</td><td style="width: auto; font-family: 'Times New Roman', serif; color: #000000; font-size: 10pt; vertical-align: top;">Fourth quarter 2012 and 2011 results include non-cash impairment charges of $19.3 million and $2.0 million, respectively. Second quarter 2012 results include non-cash impairment charges of $7.2 million. First quarter 2012 and 2011 results include non-cash impairment charges of $1.1 million and $14.8 million, respectively.</td></tr></table>
[2]	All revenue is earned from external third parties in the United States.
[3]	Segment operating income is defined as segment revenues less segment operating expenses (excluding depreciation and amortization).
[4]	Management services segment revenue includes reimbursements for which the Company is the primary obligor of costs incurred on behalf of managed communities.